SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 35,753	$ 32,792	$ 35,558
Long-lived assets	1,856	2,431
North America [Member]
Revenues	16,262	14,835	16,042
Europe [Member]
Revenues	12,763	11,393	10,396
Long-lived assets	334	583
APAC [Member]
Revenues	5,410	3,863	6,571
South And Latin America [Member]
Revenues	975	2,197	1,334
Others [Member]
Revenues	343	504	$ 1,215
Long-lived assets	0	65
USA [Member]
Long-lived assets	31	32
CANADA
Long-lived assets	$ 1,491	$ 1,751